UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2006
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 18, 2006



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 51

Form 13F Information Table Value Total : $155,925

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1919    44000 SH       SOLE                    44000
Activision Inc.                COM              004930202     2103   184800 SH       SOLE                   184800
Advent Software                COM              007974108    10563   292848 SH       SOLE                   292848
Affymetrix                     COM              00826T108     4921   192234 SH       SOLE                   192234
Agile Software                 COM              00846x105     3470   547285 SH       SOLE                   547285
Alexza Pharmceuticals          COM              015384100      458    62500 SH       SOLE                    62500
Automatic Data Processing, Inc COM              053015103      313     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     6302   481426 SH       SOLE                   481426
BP Amoco PLC                   COM              055622104     1326    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1375       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1738      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     3841   481348 SH       SOLE                   481348
Cisco Systems                  COM              17275R102      393    20100 SH       SOLE                    20100
CuraGen Corp.                  COM              23126R101     1359   388200 SH       SOLE                   388200
DexCom, Inc                    COM              252131107      951    70000 SH       SOLE                    70000
Dolby Laboratories Inc         COM              25659T107     4802   206095 SH       SOLE                   206095
EMC Corporation                COM              268648102      527    48048 SH       SOLE                    48048
Ebay                           COM              278642103      293    10000 SH       SOLE                    10000
Electronic Arts                COM              285512109     8024   186421 SH       SOLE                   186421
Exelixis Inc                   COM              30161Q104     1857   184740 SH       SOLE                   184740
FormFactor                     COM              346375108    10836   242787 SH       SOLE                   242787
General Electric               COM              369604103     1846    56016 SH       SOLE                    56016
General Mills                  COM              370334104      689    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      742    10000 SH       SOLE                    10000
IBM                            COM              459200101     1699    22116 SH       SOLE                    22116
Ilumina                        COM              452327109     4737   159700 SH       SOLE                   159700
Intel Corp.                    COM              458140100     1520    80000 SH       SOLE                    80000
Intuit                         COM              461202103     7718   127482 SH       SOLE                   127482
Johnson & Johnson              COM              478160104      966    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     4911   307106 SH       SOLE                   307106
Linear Technology              COM              535678106    10268   306594 SH       SOLE                   306594
Magma Design                   COM              559181102     1626   221218 SH       SOLE                   221218
Maxim Intgrtd. Prod.           COM              57772K101     8041   250422 SH       SOLE                   250422
Minnesota Mining               COM              604059105      323     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     4146   135655 SH       SOLE                   135655
Nektar Therapeutics            COM              640268108     4709   256750 SH       SOLE                   256750
Nuvelo Inc                     COM              67072M301     1172    70390 SH       SOLE                    70390
PMC-Sierra Inc                 COM              69344F106     4637   493319 SH       SOLE                   493319
Pfizer, Inc.                   COM              717081103     1173    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     1950   114522 SH       SOLE                   114522
RightNow Technologies          COM              76657r106     1917   114900 SH       SOLE                   114900
Royal Dutch Shell PLC          COM              780259206      268     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     3430   128670 SH       SOLE                   128670
Schering-Plough                COM              806605101      761    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1042    16000 SH       SOLE                    16000
Solexa Inc                     COM              83420X105      773    91000 SH       SOLE                    91000
Target CP                      COM              239753106      740    15140 SH       SOLE                    15140
Tele Atlas                     COM              NL0000233      858    42600 SH       SOLE                    42600
Vertex Pharm.                  COM              92532F100     3508    95570 SH       SOLE                    95570
Yahoo                          COM              984332106    10681   323681 SH       SOLE                   323681
Zhone Technology               COM              98950P108     1704   835366 SH       SOLE                   835366